Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2025
Prospectus Date	rr_ProspectusDate	Mar. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Financial Square Treasury Obligations Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTOXX
Goldman Sachs Financial Square Treasury Obligations Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCTXX
Goldman Sachs Financial Square Treasury Obligations Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYAXX
Goldman Sachs Financial Square Treasury Obligations Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPOXX
Goldman Sachs Financial Square Treasury Obligations Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSOXX
Goldman Sachs Financial Square Treasury Obligations Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGAXX
Goldman Sachs Financial Square Treasury Obligations Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTOXX
Goldman Sachs Financial Square Treasury Obligations Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTPXX
Goldman Sachs Financial Square Treasury Obligations Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRXX
Goldman Sachs Financial Square Treasury Instruments Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTIXX
Goldman Sachs Financial Square Treasury Instruments Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIXX
Goldman Sachs Financial Square Treasury Instruments Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYSXX
Goldman Sachs Financial Square Treasury Instruments Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPIXX
Goldman Sachs Financial Square Treasury Instruments Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIXX
Goldman Sachs Financial Square Treasury Instruments Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRAXX
Goldman Sachs Financial Square Treasury Instruments Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICXX
Goldman Sachs Financial Square Treasury Instruments Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIPXX
Goldman Sachs Financial Square Treasury Instruments Fund | Loop Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEIXX
Goldman Sachs Financial Square Treasury Instruments Fund | Seelaus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WOMXX
Goldman Sachs Financial Square Treasury Instruments Fund | Class D Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEIXX
Goldman Sachs Financial Square Treasury Solutions Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEDXX
Goldman Sachs Financial Square Treasury Solutions Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCFXX
Goldman Sachs Financial Square Treasury Solutions Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVSXX
Goldman Sachs Financial Square Treasury Solutions Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPFXX
Goldman Sachs Financial Square Treasury Solutions Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSFXX
Goldman Sachs Financial Square Treasury Solutions Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVAXX
Goldman Sachs Financial Square Treasury Solutions Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFCXX
Goldman Sachs Financial Square Treasury Solutions Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFPXX
Goldman Sachs Financial Square Government Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGTXX
Goldman Sachs Financial Square Government Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGXX
Goldman Sachs Financial Square Government Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSXX
Goldman Sachs Financial Square Government Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPGXX
Goldman Sachs Financial Square Government Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSGXX
Goldman Sachs Financial Square Government Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOAXX
Goldman Sachs Financial Square Government Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVCXX
Goldman Sachs Financial Square Government Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGPXX
Goldman Sachs Financial Square Government Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVRXX
Goldman Sachs Financial Square Government Fund | Drexel Hamilton Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VETXX
Goldman Sachs Financial Square Government Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGGXX
Goldman Sachs Financial Square Government Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSOXX
Goldman Sachs Financial Square Government Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSGXX
Goldman Sachs Financial Square Government Fund | Loop Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDIXX
Goldman Sachs Financial Square Government Fund | Seelaus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMNXX
Goldman Sachs Financial Square Government Fund | Class D Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAXX
Goldman Sachs Financial Square Federal Instruments Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIRXX
Goldman Sachs Financial Square Federal Instruments Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIKXX
Goldman Sachs Financial Square Federal Instruments Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FILXX
Goldman Sachs Financial Square Federal Instruments Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIHXX
Goldman Sachs Financial Square Federal Instruments Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIOXX
Goldman Sachs Financial Square Federal Instruments Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIWXX
Goldman Sachs Financial Square Federal Instruments Fund | Class D Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIDXX
Goldman Sachs Investor Money Market Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMJXX
Goldman Sachs Investor Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHSXX
Goldman Sachs Investor Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMKXX
Goldman Sachs Investor Money Market Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHMXX
Goldman Sachs Investor Money Market Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMEXX
Goldman Sachs Investor Money Market Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGXX
Goldman Sachs Investor Money Market Fund | Class D Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMDXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FESXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEAXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKIXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCYXX
Goldman Sachs Investor Tax-Exempt California Money Market Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIXX
Goldman Sachs Investor Tax-Exempt California Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSXX
Goldman Sachs Investor Tax-Exempt California Money Market Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICPXX
Goldman Sachs Investor Tax-Exempt California Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICBXX
Goldman Sachs Investor Tax-Exempt California Money Market Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCXX
Goldman Sachs Investor Tax-Exempt New York Money Market Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INYXX
Goldman Sachs Investor Tax-Exempt New York Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INSXX
Goldman Sachs Investor Tax-Exempt New York Money Market Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPXX
Goldman Sachs Investor Tax-Exempt New York Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDXX
Goldman Sachs Investor Tax-Exempt New York Money Market Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INBXX